Financial Assets and Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2010
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash	$ 5,013	$ 3,712	$ 4,848
Foreign currency exchange contracts		1,616
Assets, Fair Value Disclosure, Total	5,013	5,328
Accounts receivable	35,481	30,789
Accounts payable	963	1,819
Other accrued liabilities	33,195	20,545
Class B Series Two and Three share liability	7,487	5,900
Long-term debt (including portion due within one year)	215,992	197,424
Conversion right on 6.25% Convertible Debentures	2,080	1,099
Foreign currency exchange contracts	164
Other long term liabilities	10,872	9,701
Liabilities, Fair Value Disclosure, Total	$ 270,753	$ 236,488